EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement, dated September 23, 2019, filed with the Securities and Exchange Commission on September 23, 2019 under Rule 497(e) (SEC Accession No. (0001104659-19-039285)), to the Prospectuses and Statement of Additional Information of The International Concentrated Growth Fund and The U.S. Equity Growth Fund, each a series of Baillie Gifford Funds, dated April 30, 2019.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT	PAGE NO.
Risk/return summary of the Funds’ prospectuses as an Interactive Data File using eXtensible Business Reporting Language (“XBRL”)